Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ (23)	$ (21)
Non-current liability	670	667
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	624	493
Current service cost	13	14
Interest cost	18	21
Actuarial losses and changes in actuarial assumptions	8	28
Benefits paid	(23)	(22)
Benefits paid - settlements		(32)
Acquisition		129
Gain on settlement		(5)
Foreign exchange	47	(2)
End of year	687	624
Beginning of year	330	326
Return on plan assets	33	22
Employer contributions	82	19
Benefits paid	(18)	(17)
Benefits paid - settlements		(32)
Acquisition		8
Foreign exchange	16	4
End of year	443	330
Ending funded status	244	294
Non-current asset	(23)	(21)
Current liability	3	2
Non-current liability	264	313
Net amount	244	294
Unrecognized actuarial losses	(135)	(144)
Current service cost	13	14
Interest cost	18	21
Return on plan assets	(20)	(20)
Benefits paid - settlements		13
Actuarial losses	4	3
Net periodic benefit cost	$ 15	$ 31